Leases	12 Months Ended
Dec. 31, 2021
Lease [Abstract]
Leases

13. LEASES

The Group as a lessee

The Group has lease contracts for leasehold land and buildings. Leases of buildings (including car park spaces) generally have lease terms between 2 and 10 years. Lump sum payments were made upfront to acquire the leasehold land from the owners with lease periods of 50 years, and no ongoing payments will be made under the terms of these leasehold land. Other buildings and rooms generally have lease terms of 12 months or less from the commencement date and do not contain a purchase option. The group applies the short-term lease recognition exemption to its short-term leases.

(a) Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Leasehold land	Buildings	Total
	US$’000	US$’000	US$’000
December 31, 2021
Right-of-use assets at January 1, 2021, net of accumulated depreciation	4,851	3,158	8,009
Increase	—	678	678
Disposal	—	(59)	(59)
Exchange realignment	112	(62)	50
Depreciation of right-of-use assets	(101)	(1,391)	(1,492)
At December 31, 2021	4,862	2,324	7,186
December 31, 2020
Right-of-use assets at January 1, 2020, net of accumulated depreciation	4,630	4,718	9,348
Increase	—	491	491
Lease modification	—	(928)	(928)
Exchange realignment	318	273	591
Depreciation of right-of-use assets	(97)	(1,396)	(1,493)
At December 31, 2020	4,851	3,158	8,009

(b) Lease liabilities

Lease liabilities are as indicated below:

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term.

	2021	2020
	US$’000	US$’000
Carrying amount at January 1	3,373	6,085
Increase	678	491
Lease modification	—	(928)
Disposal	(68)	—
Accretion of interest recognized during the year	142	195
Payments	(1,561)	(2,797)
Exchange realignment	(60)	327
Carrying amount at December 31	2,504	3,373
Analyzed into:
Current portion	911	1,464
Non-current portion	1,593	1,909
	2,504	3,373

(c) The amounts recognized in profit or loss in relation to leases are as follows:

	2021	2020
	US$’000	US$’000
Interest on lease liabilities	142	195
Depreciation charge of right-of-use assets	1,492	1,493
Expense relating to short-term leases	182	69
	1,816	1,757

The maturity analysis of lease liabilities is disclosed in note 36 to the financial statements. The total cash outflow for leases is disclosed in note 31 (c) to the financial statements.

The Group as a lessor

The Group leases its right-of-use assets above consisting of five car parking spaces in Ireland for a lease term of 12 months. Rental income recognized by the Group for the year ended December 31, 2021 was US$13,000 (2020: 4,000).

At December 31, 2021 and 2020, the undiscounted minimum lease payments receivables by the Group in future periods under non-cancellable operating leases with its tenants are as follows:

	2021	2020
	US$’000	US$’000
Within one year	13	4